Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Variable Interest Entities
Variable Interest Entities

N. Variable Interest Entities

        Our leasing and financing activities require us to use many forms of SPEs to achieve our business objectives and we have participated to varying degrees in the design and formation of these SPEs. A majority of these entities are wholly owned; we are the primary or only variable interest holder, we are the only decision maker and we guarantee all the activities of the entities. However, these entities meet the definition of a VIE because they do not have sufficient equity to operate without our subordinated financial support in the form of intercompany notes and loans which serve as equity. We have a variable interest in other entities in which we have determined that we are the primary beneficiary, because we control and manage all aspects of the entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. We consolidate these entities into our condensed, consolidated financial statements and the related aircraft are included in Flight equipment under operating leases and the related borrowings are included in Secured debt financings on our Condensed, Consolidated Balance Sheets.

        We have variable interests in one entity, in which we have determined we are not the primary beneficiary because we do not have the power to direct the activities that most significantly affect this entity's economic performance. We previously sold one aircraft to the entity and the variable interests include debt financings and preferential equity interests. The individual financing agreements are cross-collateralized by the aircraft. We have a credit facility with this entity under which we have $6.5 million outstanding at September 30, 2012. We are fully reserved for the $6.5 million loss exposure we have related to this entity. We do not believe that we will have any further liquidity obligations to this entity.

Note S—Variable Interest Entities

        Our leasing and financing activities require us to use many forms of entities to achieve our business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the activities, and being the sole shareholder of the VIE. Also see Note K—Debt Financings for more information on entities created for the purpose of obtaining financing.

Non-Recourse Financing Structures

        We consolidate two entities in which ILFC has a variable interest, each of which was established to obtain secured financing for the purchase of one aircraft. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. See Note K—Debt Financing for further information.

Wholly-Owned ECA Financing Vehicles

        We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements.

Other Secured Financings

        We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements. See Note K—Debt Financing for more information on these financings.

Wholly-Owned Leasing Entities

        We have created wholly owned subsidiaries for the purpose of facilitating aircraft leases with airlines. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany loans, which serve as equity. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of the entities. These entities are therefore consolidated into our consolidated financial statements.

Investment Activities

        We have variable interests in ten entities to which we previously sold aircraft. The interests include debt financings, preferential equity interests and in some cases providing guarantees to banks which had provided the secured senior financings to the entities. Each entity owns one aircraft. The individual financing agreements are cross-collateralized by the aircraft. Prior to 2010, we had determined that we were the PB of these entities based on the previous definition of a PB, which consisted principally of an expected loss model, due to our exposure to the majority of the expected losses of these entities and we therefore consolidated these entities into our consolidated financial statements. Net expenses in the amounts of $7.2 million were included in our Consolidated Statements of Operations for the years ended December 31, 2009 for these entities.

        In January 2010 we adopted a new accounting standard that amended the rules in the determination of a PB. While we determined that we were not involved with any VIEs that were not previously consolidated that had to be consolidated as a result of the adoption of this standard, we determined that we were no longer the PB of ten VIEs that were previously consolidated. Accordingly, on January 1, 2010, we deconsolidated these entities and we removed Assets of VIEs and Liabilities of VIEs of $79.7 million and $6.5 million, respectively, that were previously reflected on our Consolidated Balance Sheet at December 31, 2009. Further, as a result of the adoption of this standard, we recognized a $15.9 million charge, net of tax, to beginning retained earnings on January 1, 2010. See Note S of Notes to Consolidated Financial Statements.